Lease payable - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Payments		R$ (57,251)	R$ (18,845)
After application of IFRS 16
Lease liabilities
Beginning Balance	R$ 91,796	126,082	91,796
Additions		25,636	66,154
Write-offs		(404)	(22,880)
Payments		(57,251)	(18,845)
Interest restatement		9,455	9,608
Exchange Variation		2,661	249
Ending Balance		R$ 106,179	126,082
Average repayment term of lease liabilities	5 years 4 months 24 days	3 years 6 months
After application of IFRS 16 | Lease of property
Lease liabilities
Beginning Balance	R$ 90,924	R$ 76,995	90,924
Additions		21,068	14,913
Write-offs		(404)	(22,649)
Payments		(16,032)	(14,445)
Interest restatement		7,467	8,304
Exchange Variation		614	(52)
Ending Balance		89,708	76,995
After application of IFRS 16 | Equipment
Lease liabilities
Beginning Balance	R$ 872	4,975	872
Additions			4,784
Write-offs			(32)
Payments		(2,742)	(618)
Interest restatement		302	(31)
Ending Balance		2,535	4,975
After application of IFRS 16 | Cloud
Lease liabilities
Beginning Balance		44,112
Additions		4,568	46,457
Write-offs			(199)
Payments		(38,477)	(3,782)
Interest restatement		1,686	1,335
Exchange Variation		2,047	301
Ending Balance		R$ 13,936	R$ 44,112